LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease expense	$ 325,412	$ 283,342	$ 329,595
Operating lease commitments	$ 0	$ 0